CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Preferred Stock [Member]	Dec. 31, 2013 Preferred Stock [Member]	Jun. 30, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Jun. 30, 2014 Common Class A [Member]	Dec. 31, 2013 Common Class A [Member]	Jun. 30, 2014 Common Class B-1 One [Member]	Dec. 31, 2013 Common Class B-1 One [Member]	Jun. 30, 2014 Common Class B-2 One [Member]	Dec. 31, 2013 Common Class B-2 One [Member]	Jun. 30, 2014 Common Class B-3 One [Member]	Dec. 31, 2013 Common Class B-3 One [Member]	Jun. 30, 2014 Nonvoting Convertible Stock [Member]	Dec. 31, 2013 Nonvoting Convertible Stock [Member]	Dec. 31, 2012 Nonvoting Convertible Stock [Member]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01			$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized		749,999,000	749,999,000			0	749,999,000	747,586,185	0	804,605	0	804,605	0	804,605	0
Common stock, shares issued		2,413,811	2,219,432			0	2,413,811	4,495,744	0	353,630	0	353,630	0	353,629	0
Common stock, shares outstanding		2,413,811	2,219,432			0	2,413,811	4,495,744	0	353,630	0	353,630	0	353,629	0
Preferred stock, par value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01	$ 0.01											$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized		250,000,000	250,000,000	250,000,000	250,000,000											0	1,000	1,000
Preferred stock, issued		0	0	0	0											0	1,000	1,000
Preferred stock, outstanding		0	0	0	0											0	1,000	1,000